EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2016
EARNINGS PER SHARE [Abstract]
Calculation of Basic and Diluted Earnings Per Share
The following table sets forth the calculation of basic and diluted earnings per common share using the two-class method (dollars in thousands, except per share data):

	Year ended December 31, 2016	Year ended December 31, 2015	Year ended December 31, 2014
Numerator
Net income (loss)	$(29,112)	$22,798	$60,184
Less:
Dividends declared and paid to shareholders	—	(41,388)	(41,392)
Dividend equivalents paid to vested RSUs and SARs	—	(1,054)	(1,426)
Net income (loss) attributable to common shareholders	$(29,112)	$(19,644)	$17,366
Denominator
Weighted average shares outstanding-Basic	33,239,001	41,222,690	41,405,211
Dilutive common equivalent shares:
RSUs	—	7,950	48,674
SARs	—	84,509	73,699
Weighted average shares outstanding-Diluted	33,239,001	41,315,149	41,527,584
Earnings per (loss) share:
Basic
Distributed earnings	$—	$1.00	$1.00
Undistributed income (excess distribution)	$(0.88)	$(0.48)	$0.42
Basic earnings (loss) per share	$(0.88)	$0.52	$1.42
Diluted
Distributed earnings	$—	$1.00	$1.00
Undistributed income (excess distribution)	$(0.88)	$(0.48)	$0.42
Diluted earnings (loss) per share	$(0.88)	$0.52	$1.42